SCHEDULE OF EMPLOYEE STOCK OPTIONS OUTSTANDING (Details) (Parenthetical) - shares	Dec. 31, 2021	Mar. 31, 2021
Three Current and Four Former Directors [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	650,000
Employees [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding	1,090,000	1,040,000
Five Current and Two Former Directors [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding		600,000